                                                      JOHN M. RICHARDS
                                                      SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 March 6, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:    Security Equity Separate Account Twenty-Six
          File No. 811-08888

Commissioners:

Annual Reports dated December 31, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                        Sincerely,

                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company